INCOME TAXES - Income Tax Expense/(Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax expense (recovery)
Current tax expense in respect of the current year	$ 97.5	$ 86.2
Adjustment for prior periods	35.0	156.4
Impact of foreign exchange	3.8	(3.9)
Interest and penalties	2.5	0.5
Current tax expense (recovery)	138.8	239.2	[1]
Deferred tax (recovery) expense
Deferred tax recovery recognized in the current year	(158.4)	(361.3)
Adjustment for prior periods	(7.5)	(5.5)
Impact of foreign exchange	148.1	13.7
Deferred tax (recovery) expense	(17.8)	(353.1)	[1]
Total income tax expense (recovery)	$ 121.0	$ (113.9)	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.